Organization and Summary of Significant Accounting Policies (Details)			3 Months Ended		12 Months Ended
	Feb. 09, 2024 $ / shares shares	Jan. 01, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Organization and Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Issuance shares of reverse stock split (in Shares) | shares	80,864
Common stock outstanding (in Shares) | shares	38,038,533		69,985,037		52,991,590	34,415,655
Prepaid expense			$ 98,000		$ 98,000
Liabilities			2,854,000		2,854,000
Cash and cash equivalents			318,000	$ 1,737,000	735,000	$ 915,000	$ 267,000
Restricted cash			1,263,000
Accounts receivable			175,000			486,000
Digital assets			$ 787,000		1,016,000	2,097,000
Operating segment			1
Reportable segment			1
Federal deposit insurance corporation			$ 250,000		250,000
Cash			1,581,000	1,737,000	735,000	923,000
Restricted cash			1,263,000			8,000
Federal deposit insured amount			1,081,000		$ 435,000	665,000
Cash transferred into bank			$ 175,000
Minimum payout threshold bitcoin			0.01		0.01
Third party insurance amount						$ 8,000
Operating profit rate					22.50%
Cumulative-effect change		$ 740,000
Akerna Corp [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Cash			$ 500,000		$ 500,000
Cash and Cash Equivalents [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Restricted cash			1,263,000
Restricted Cash [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Restricted cash			$ 1,263,000
Common Stock [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Capitalized stock-based compensation (in Shares) | shares			16,726,422	2,382,056	10,150,709	10,958,876
IVY Common Stock [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
IVY Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
IVY Preferred Stock [Member] | Common Stock [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Shares converted (in Shares) | shares	1.7273744
Common Stock [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.00001
Common Stock [Member] | Akerna Corp [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Net book value			$ 2,256,000		$ 2,256,000
Common Stock [Member] | Business Combination [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Issuance of merger shares (in Shares) | shares			2,921,362		2,921,362
Net book value			$ 2,256,000		$ 2,256,000
Ivy Crypto, Inc [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Ownership percentage	92.50%
Akerna Merger Co. [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Ownership percentage	7.50%